Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Expected term		3 months 14 days
Risk-free interest rate		4.15%
Stock price at valuation date		$ 4.38
Adjusted stock price at valuation date		$ 7.30
Expected average volatility		95.41%
Total Nodes [Member]
Estimated fair values of the liabilities measured		$ 72
Bottom [Member]
Expected term	1 month 17 days
Risk-free interest rate	4.02%
Stock price at valuation date	$ 5.34
Expected average volatility	60.50%
Top [Member]
Expected term	1 year
Risk-free interest rate	4.34%
Stock price at valuation date	$ 11.7
Expected average volatility	146.50%